Income tax - Summary of Deferred Tax Assets Unrecognized (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets unrecognized	€ 598	€ 630
Intangible assets
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets unrecognized	22	74
Share-based compensation
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets unrecognized	3	122
Tax losses carried forward
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets unrecognized	329	316
Tax credits carried forward
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets unrecognized	80	51
Capitalized Research & Development Costs
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets unrecognized	106	0
Unrealized (gains)/ losses
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets unrecognized	0	7
Other
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets unrecognized	€ 58	€ 60